UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10473

                     Advantage Advisers Multi Sector Fund I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Timothy Sperry
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


May 20, 2004


Dear Fund Shareholder:

Enclosed is our semi-annual unaudited financial statement for the six-month period ended March 31, 2004. As of that date, the fund had approximately 1,900 investors and, as reflected in the financials, net assets in excess of $137 million.

We appreciate your continued investment and look forward to a long mutually beneficial relationship.


                                       Sincerely,


                                       /s/ Marshall Dornfeld


                                       Marshall Dornfeld
                                       President

                     Advantage Advisers Multi-Sector Fund I


                              Financial Statements
                                   (Unaudited)


                                Six Months Ended
                                 March 31, 2004


                                    Contents


Statement of Assets and Liabilities ......................................   1
Statement of Operations ..................................................   2
Statement of Changes in Net Assets .......................................   3
Notes to Financial Statements ............................................   4
Schedule of Portfolio Investments ........................................  14
Schedule of Securities Sold, Not Yet Purchased ...........................  26
Schedule of Written Options ..............................................  31

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Assets and Liabilities

                                                                                           March 31, 2004
                                                                                            (Unaudited)
                                                                                           --------------
Assets

Investments in securities, at market value (cost -- $107,399,023) ........................  $117,954,960
Cash and cash equivalents ................................................................    33,863,167
Due from broker ..........................................................................     8,229,316
Receivable for investment securities sold ................................................     8,418,990
Receivable for Fund shares sold ..........................................................       680,298
Dividends receivable .....................................................................        69,559
Interest receivable ......................................................................        22,270
Other assets .............................................................................        47,686
                                                                                            ------------
   Total assets ..........................................................................   169,286,246
                                                                                            ------------
Liabilities

Securities sold, not yet purchased, at market value (proceeds -- $25,135,615) ............    26,382,242
Options written, at market value (premiums -- $361,600) ..................................       425,096
Payable for investment securities purchased ..............................................     2,243,829
Accrued incentive fees ...................................................................     1,856,851
Due to Investment Adviser ................................................................       159,509
Custodial fees payable ...................................................................        51,112
Dividends payable on securities sold, not yet purchased ..................................        32,207
Administration fees payable ..............................................................        27,150
Accrued expenses .........................................................................       510,483
                                                                                            ------------
   Total liabilities .....................................................................    31,688,479
                                                                                            ------------
    Net Assets ...........................................................................  $137,597,767
                                                                                            ============
Net assets

Represented by:
Shares of beneficial interest -- $0.001 par value; unlimited shares authorized; 5,227,411
 shares issued and outstanding ...........................................................  $      5,227
Additional paid-in-capital ...............................................................   123,889,620
Accumulated net investment loss ..........................................................    (3,383,788)
Accumulated net realized gain from investment transactions ...............................     7,840,894
Accumulated net unrealized appreciation of investments ...................................     9,245,814
                                                                                            ------------
    Net Assets ...........................................................................  $137,597,767
                                                                                            ============
Net asset value per share ................................................................  $      26.32
                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                             Statement of Operations

                                                                Six Months Ended
                                                                 March 31, 2004
                                                                  (Unaudited)
                                                                ----------------
Investment Income
 Dividends (net of foreign tax withholding of $234) ..........   $    412,189
 Interest ....................................................        155,944
                                                                 ------------
    Total investment income ..................................        568,133
                                                                 ------------
Expenses
 Incentive fees ..............................................      1,856,851
 Advisory fees ...............................................        816,218
 Legal and registration fees .................................        306,858
 Shareholder servicing fees ..................................        171,352
 Dividends on securities sold, not yet purchased .............        154,413
 Audit and tax fees ..........................................        118,426
 Stock loan interest expense .................................        116,033
 Custody fees ................................................        112,035
 Printing fees ...............................................         76,406
 Administration fees .........................................         71,070
 Transfer agent ..............................................         46,719
 Insurance ...................................................         39,743
 Trustees' fees ..............................................         27,951
 Miscellaneous fees ..........................................          9,846
                                                                 ------------
    Total expenses ...........................................      3,923,921
                                                                 ------------
   Net investment loss .......................................     (3,355,788)
                                                                 ------------
Realized and unrealized gain on investments
 Realized gain (loss) from investment transactions
   Investment securities .....................................     15,552,261
   Purchased options .........................................     (1,859,690)
   Securities sold, not yet purchased ........................     (2,590,343)
   Written options ...........................................       (139,300)
                                                                 ------------
    Net realized gain from investment transactions ...........     10,962,928
Net change in unrealized depreciation on investments .........       (180,978)
                                                                 ------------
    Net realized and unrealized gain on investments ..........     10,781,950
                                                                 ------------
    Increase in net assets resulting from operations .........   $  7,426,162
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Changes in Net Assets

                                                                  Six Months Ended
                                                                   March 31, 2004         Year Ended
                                                                    (Unaudited)       September 30, 2003
                                                                  ----------------    ------------------
From operations:
 Net investment loss ...........................................   $  (3,355,788)       $  (5,203,440)
 Net realized gain from investment transactions ................      10,962,928           10,172,201
 Net change in unrealized appreciation (depreciation)
   of investments ..............................................        (180,978)          12,985,682
                                                                   -------------        -------------
   Increase in net assets resulting from operations ............       7,426,162           17,954,443
                                                                   -------------        -------------
Distributions to shareholders:
 Realized short-term capital gains ($1.1694 per share) .........      (5,722,292)                  --
 Realized long-term capital gains ($0.0006 per share) ..........          (2,939)                  --
                                                                   -------------        -------------
   Net decrease in net assets resulting
    from distributions .........................................      (5,725,231)                  --
                                                                   -------------        -------------
From beneficial interest transactions:
 Net proceeds from sale of shares ..............................      21,655,949           30,794,422
 Reinvestment of distributions .................................       5,507,691                   --
 Cost of shares repurchased ....................................     (14,015,489)         (18,793,330)
                                                                   -------------        -------------
   Net increase in net assets from benefical
    interest transactions ......................................      13,148,151           12,001,092
                                                                   -------------        -------------
   Total net increase in net assets ............................      14,849,082           29,955,535
   Net assets at beginning of period ...........................     122,748,685           92,793,150
                                                                   -------------        -------------
   Net assets at end of period .................................   $ 137,597,767        $ 122,748,685
                                                                   =============        =============


   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
           Notes to Financial Statements -- March 31, 2004 (Unaudited)

1.   Organization

     Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a Delaware limited liability company ultimately controlled by Oppenheimer Asset Management Inc. ("OAM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund, (collectively the "Board" and each member a "Trustee").

     On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Investment Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment advisory agreement between the Investment Adviser dated June 5, 2003 was entered into, having been previously approved by the Fund's Board of Trustees and the Fund's shareholders at a special meeting held on April 25, 2003. In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. ("Oppenheimer") and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

     The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the sub-investment advisers of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund intends to pursue this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund will pursue its investment program by allocating its net assets among three separate investment accounts (each, a "Separate Investment Account"). Each Separate Investment Account will be managed by one or more investment professionals associated with various investment management firms (each, a "Sub-Investment Adviser").

     The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the Shares") at $0.001 par value. Shares are made available through Oppenheimer as principal distributor, on a best efforts basis, subject to various conditions. The minimum investment is $25,000. Investors will be subject to a sales charge of up to 5.26% of the offering price. For the six months ended March 31, 2004, Oppenheimer received $273,385 from sales charges. The Fund is permitted to waive the sales charge for fee based accounts. On a daily basis, the Fund makes additional sales of its Shares at their net asset value plus applicable sales charge, to investors who are Qualified Investors. The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

1.   Organization (continued)

     of liquidity, the Fund expects to make quarterly offers to repurchase its Shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion.

     The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

2.   Significant Accounting Policies

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     a. Portfolio Valuation

     Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income and expense are recorded on the accrual basis.

     The Fund amortizes premium and accretes discount on bonds using the effective yield method.

     The value of the net assets of the Fund will be determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures summarized below under the supervision of the Board.

     Domestic exchange traded securities (other than options) are valued at their last sale prices as reported on the exchanges where those securities are traded. NASDAQ listed securities were valued at the last reported sale price available from NASDAQ prior to April 2003 and at the NASDAQ official closing price after April 2003. If no sales of those securities are reported on a particular day, the securities will be valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices for securities held long or ask prices for securities sold, not yet purchased as reported by that exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

                    Advantage Advisers Multi-Sector Fund I
    Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

     a. Portfolio Valuation (continued)

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

     If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board.

     b. Cash Equivalents

     The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2004, $33,863,167 in cash equivalents were held at PNC Bank in an interest bearing money market deposit account.

     c. Organizational Expenses and Offering Costs

     The Fund's organizational expenses have been expensed as incurred. Initial offering costs were amortized to expense on a straight-line basis over a twelve-month period, which ended on March 28, 2003. Continuing offering costs are expensed as incurred.

     d. Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

     d. Dividends and Distributions (continued)

     During the fiscal year ended September 30, 2003, permanent differences, primarily due to net operating losses of $5,176,254, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in undistributed net realized gain from investment transactions. The reclassification has no effect on net assets.

     e. Income Taxes

     It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3.   Advisory Fees

     The Fund's Investment Advisory Agreement provides that in consideration for providing certain management services and for certain administrative services the Fund will pay an advisory fee to the Investment Adviser at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee will be accrued daily as an expense to be paid out of the Fund's net assets and will have the effect of reducing the net asset value of the Fund. The Investment Adviser will pay a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including advisory fees paid to the Investment Adviser.

4.   Incentive Fees

     The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees will be payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser will be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses of the Separate Investment Account that have not previously been offset against its net profits. For the six months ended March 31, 2004, the Investment Adviser was entitled to an accrued incentive fee of $1,856,851. The Investment Adviser will be under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund will calculate and accrue Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value will be reduced or increased each day to reflect these calculations. For purposes of calculating the

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

4.   Incentive Fees (continued)

     Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account will be allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

5.   Shareholder Servicing Fee

     The Fund intends to pay compensation (the "Shareholder Servicing Fee") to selected brokers and dealers, including Oppenheimer, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between Oppenheimer and the brokers and dealers for the provisions of shareholder services. The Shareholder Servicing Fee is payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

     Oppenheimer earned $171,352 of Shareholder Servicing Fees during the six months ended March 31, 2004.

6.   Administration Fee

     PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund pays PFPC an administration fee of 0.10% of the Fund's first $200 million of average daily net assets; 0.075% of the next $200 million of average daily net assets and 0.05% of the Fund's average daily net assets in excess of $400 million, subject to an annual minimum fee of $100,000.

7.   Securities Transactions

     Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2004, amounted to $116,512,570 and $114,501,576, respectively.

     For the six months ended March 31, 2004, Oppenheimer earned $14,069 in brokerage commissions from portfolio transactions executed on behalf of the Fund. Additionally, Mainsail Group, LLC, and Keefe Bruyette & Woods, Inc., both broker affiliates of Fund Sub-Investment Advisers, earned $24,584 and $17,134, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund during the six months ended March 31, 2004.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

8.  Beneficial Interest

     Transactions in shares of beneficial interest were as follows:

                                                For the Six
                                               Months Ended          Year Ended
                                              March 31, 2004     September 30, 2003
                                                  Shares               Shares
                                              --------------     ------------------
      Shares beginning of period .........      4,735,619            4,219,678
                                                ---------            ---------
      Shares sold ........................        809,276            1,288,792
      Shares reinvested ..................        211,834                   --
      Shares repurchased .................       (529,318)            (772,851)
                                                ---------            ---------
      Net increase .......................        491,792              515,941
                                                ---------            ---------
      Shares end of period ...............      5,227,411            4,735,619
                                                =========            =========

9.   Leverage; Borrowing

     The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make its investments.

     The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements.

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments may include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

     The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash deposits.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from the prime broker. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

     For the six months ended March 31, 2004, transactions in written options were as follows:

                                            Call Options                     Put Options
                                    ---------------------------     ----------------------------
                                       Number                          Number
                                    of Contracts        Cost        of Contracts         Cost
                                    ------------     ----------     ------------     -----------
     Beginning balance .........          248        $   46,804           966        $  152,864
     Options purchased .........        2,714           639,811         2,770           522,545
     Options expired ...........         (331)          (65,173)       (1,258)         (171,907)
     Options exercised .........         (255)          (40,774)         (388)          (54,632)
     Options closed ............       (1,425)         (440,509)       (1,148)         (227,429)
                                       ------        ----------        ------        ----------
     Options outstanding at
       March 31, 2004 ..........          951        $  140,159           942        $  221,441
                                       ======        ==========        ======        ==========

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

11.  Federal Income Tax Information

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     At September 30, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

     Net operating loss ........................................    $         --
     Plus/Less: Cumulative Timing Differences ..................         (28,000)
                                                                    ------------
     Accumulated net investment loss ...........................                       $   (28,000)
     Currently distributable net realized capital gain .........       4,062,228
     Plus/Less: Cumulative Timing Differences ..................      (1,459,031)
                                                                    ------------
     Accumulated book net realized gain ........................                         2,603,197
     Tax unrealized appreciation ...............................       8,571,537
     Plus/Less: Cumulative Timing Differences ..................         855,255
                                                                    ------------
     Book unrealized appreciation ..............................                         9,426,792
                                                                                       -----------
     Net Assets (excluding paid in capital) ....................                       $12,001,989
                                                                                       ===========

     The differences between book and tax basis unrealized appreciation is primarily attributable to wash sales.

     Net Asset Value ................................      $  122,748,685
     Paid in Capital ................................        (110,746,696)
                                                           --------------
     Net assets (excluding paid in capital) .........      $   12,001,989
                                                           ==============

     The Fund had realized capital losses after October 31, 2002, which are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer such realized capital losses of $421,277.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

12.  Financial Highlights

                                                                    For the                                  For the Period
                                                               Six Months Ended           For the          March 27, 2002 (f)
                                                                March 31, 2004          Year Ended              through
                                                                  (Unaudited)       September 30, 2003     September 30, 2002
                                                               ----------------     ------------------     ------------------
Net asset value per share, beginning of period ............        $ 25.92               $ 21.99                $ 23.75(a)
                                                                   -------               -------                -------
Income from investment operations (b):
 Net investment loss ......................................          (0.66)                (1.17)                 (0.34)
 Net realized gain (loss) and change in unrealized
   appreciation or depreciation on investments ............           2.23                  5.10                  (1.42)
                                                                   -------               -------                -------
   Total from investment operations .......................           1.57                  3.93                  (1.76)
                                                                   -------               -------                -------
Distributions to shareholders:
 Realized capital gains ...................................          (1.17)                   --                     --
                                                                   -------               -------                -------
   Total from distributions to shareholders ...............          (1.17)                   --                     --
                                                                   -------               -------                -------
Net asset value per share, end of period ..................        $ 26.32               $ 25.92                $ 21.99
                                                                   -------               -------                -------
Total return (c)(d) .......................................           6.11%                17.87%                 (7.41%)
Ratios/supplemental data:
 Net assets (dollars in thousands), end of period .........        $137,598              $122,749               $92,793
 Ratios of expenses to average net assets (e) .............           5.75%                 5.99%                  4.21%
 Ratios of expenses without incentive to average
   net assets (e) .........................................           3.03%                 3.35%                  4.21%
 Ratios of net investment loss to average
   net assets (e) .........................................          (4.91%)               (4.95%)                (2.95%)
 Portfolio turnover (d) ...................................            109%                  258%                   174%
Average debt ratio ........................................           0.55%                 0.22%                    --

----------------
(a) Initial public offering price of $25.00 per share less sales charges of $1.25 per share.

(b) Per share amounts presented are based on average shares outstanding throughout the periods indicated.

(c) Total return is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized for periods of less than one year.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2004 (Unaudited) (continued)

12.  Financial Highlights (continued)

(e) Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

(f)  Commencement of operations.

13.  Subsequent Events

     Subsequent to March 31, 2004 and through May 20, 2004, there were additional subscriptions of $2,382,395.

                     Advantage Advisers Multi-Sector Fund I

                  Schedule of Portfolio Investments (Unaudited)

                                                                       March 31, 2004
 Shares                                                                 Market Value
--------                                                               --------------
             Investments in Securities -- 83.74%
             U.S. Common Stock -- 83.74%
               Aerospace/Defense - Equipment -- 0.21%
   9,100         United Defense Industries, Inc.*               (a)     $    289,289
                                                                        ------------
               Applications Software -- 3.95%
  36,590         Citrix Systems, Inc.*                          (a)          791,076
 120,950         Microsoft Corp.                                (a)        3,020,122
  30,400         Parametric Technology Corp.*                                137,408
  31,400         Quest Software, Inc.*                                       513,390
  85,130         Siebel Systems, Inc.*                          (a)          979,846
                                                                        ------------
                                                                           5,441,842
                                                                        ------------
               Broadcasting Services/Programming -- 0.22%
  38,230         New Frontier Media, Inc.*                                   295,900
                                                                        ------------
               Cable Television -- 0.56%
  12,840         Comcast Corp., Special Class A*                (a)          357,979
  12,760         EchoStar Communications Corp., Class A*        (a)          417,890
                                                                        ------------
                                                                             775,869
                                                                        ------------
               Commercial Banks - Central U.S. -- 1.17%
  18,300         TCF Financial Corp.                                         934,581
  15,995         Texas Regional Bancshares, Inc., Class A                    680,587
                                                                        ------------
                                                                           1,615,168
                                                                        ------------
               Commercial Banks - Eastern U.S. -- 1.99%
  19,100         M&T Bank Corp.                                 (b)        1,716,135
  24,300         North Fork Bancorporation, Inc.                           1,028,376
                                                                        ------------
                                                                           2,744,511
                                                                        ------------
               Commercial Banks - Southern U.S. -- 4.67%
  64,500         Cardinal Financial Corp.*                                   619,200
  34,800         Compass Bancshares, Inc.                       (a)        1,443,156
  64,300         Hibernia Corp., Class A                                   1,510,407
  68,000         National Commerce Financial Corp.              (a)        1,945,480
  27,400         SouthTrust Corp.                                            908,584
                                                                        ------------
                                                                           6,426,827
                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                      March 31, 2004
 Shares                                                                Market Value
--------                                                              --------------
           U.S. Common Stock -- (continued)
             Commercial Banks - Western U.S. -- 1.36%
   7,900       City National Corp.                           (b)       $    473,210
  17,300       First Community Bancorp                                      646,847
   4,700       UnionBanCal Corp.                                            246,233
   8,900       Zions Bancorporation                                         509,080
                                                                       ------------
                                                                          1,875,370
                                                                       ------------
             Communications Software -- 0.09%
   4,100       Inter-Tel, Inc.                                              123,246
                                                                       ------------
             Computer Data Security -- 0.04%
  15,600       BindView Development Corp.*                                   53,040
                                                                       ------------
             Computer Graphics -- 0.03%
  14,200       Viewpoint Corp.*                                              47,854
                                                                       ------------
             Computer Services -- 0.22%
  15,860       CompuCom Systems, Inc.*                                       87,071
  12,200       LivePerson, Inc.*                                             64,660
   5,700       SunGard Data Systems, Inc.*                                  156,180
                                                                       ------------
                                                                            307,911
                                                                       ------------
             Computers -- 1.00%
  40,860       Dell, Inc.*                                   (a)          1,373,713
                                                                       ------------
             Computers - Integrated Systems -- 0.23%
 126,700       Silicon Graphics, Inc.*                                      321,818
                                                                       ------------
             Computers - Memory Devices -- 0.57%
  24,830       Maxtor Corp.*                                                202,364
  12,400       Storage Technology Corp.*                     (a)            345,092
  20,500       Western Digital Corp.*                        (a)            230,215
                                                                       ------------
                                                                            777,671
                                                                       ------------
             Computers - Peripheral Equipment -- 0.22%
   4,410       InFocus Corp.*                                                41,233
   3,510       Interphase Corp.*                                             42,401
  12,300       Synaptics, Inc.*                                             215,742
                                                                       ------------
                                                                            299,376
                                                                       ------------
             Consulting Services -- 0.14%
  20,300       DiamondCluster International, Inc.*                          196,504
                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                           March 31, 2004
 Shares                                                                     Market Value
--------                                                                   --------------
           U.S. Common Stock -- (continued)
             Data Processing / Management -- 0.35%
  17,650       VERITAS Software Corp.*                            (a)       $    474,962
                                                                            ------------
             Dental Supplies & Equipment -- 0.19%
   5,910       DENTSPLY International, Inc.                       (a)            261,990
                                                                            ------------
             Distribution/Wholesale -- 0.62%
   6,110       CDW Corp.                                          (a)            413,097
  24,600       Ingram Micro, Inc.*                                (a)            445,260
                                                                            ------------
                                                                                 858,357
                                                                            ------------
             Drug Delivery Systems -- 1.09%
  10,100       Alkermes, Inc.*                                                   161,499
  38,800       Aradigm Corp.*                                                     90,016
   2,400       Atrix Laboratories, Inc.*                                          61,200
  56,700       Bentley Pharmaceuticals, Inc.*                                    680,967
  11,300       Noven Pharmaceuticals, Inc.*                                      242,611
  18,100       Penwest Pharmaceuticals Co.*                                      264,441
                                                                            ------------
                                                                               1,500,734
                                                                            ------------
             E-Commerce/Products -- 0.36%
  11,310       Amazon.com, Inc.*                                  (a)            489,497
                                                                            ------------
             E-Commerce/Services -- 1.02%
 109,970       HomeStore, Inc.*                                                  465,173
  16,600       InterActiveCorp*                                   (a)            524,394
  15,100       Priceline.com, Inc.*                                              407,096
                                                                            ------------
                                                                               1,396,663
                                                                            ------------
             E-Marketing/Information -- 0.08%
  10,200       DoubleClick, Inc.*                                                114,750
                                                                            ------------
             Electronic Components - Miscellaneous -- 1.63%
  15,400       California Micro Devices Corp.*                                   204,820
  24,600       Flextronics International Ltd.*                    (a)            423,612
  13,820       Jabil Circuit, Inc.*                               (a)            406,723
  27,420       Sanmina-SCI Corp.*                                                301,894
  42,510       Vishay Intertechnology, Inc.*                      (a)            907,163
                                                                            ------------
                                                                               2,244,212
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                            March 31, 2004
  Shares                                                                     Market Value
---------                                                                   --------------
            U.S. Common Stock -- (continued)
              Electronic Components - Semiconductors -- 6.58%
 238,390        Agere Systems, Inc., Class A*                                 $    765,232
  23,640        Altera Corp.*                                       (a)            483,438
  30,700        Applied Micro Circuits Corp.*                                      176,525
  68,800        ATI Technologies, Inc.*                             (a)          1,121,440
 151,710        Bookham Technology PLC -- Sponsored ADR*                           330,728
  13,800        Broadcom Corp., Class A*                            (a)            540,546
  25,330        Fairchild Semiconductor International, Inc.*        (a)            608,680
  46,700        Intel Corp.                                         (a)          1,270,240
  29,000        Micron Technology, Inc.*                            (a)            484,590
  21,070        National Semiconductor Corp.*                       (a)            936,140
   8,200        PMC-Sierra, Inc.*                                                  139,154
  17,300        Semtech Corp.*                                                     394,959
  36,200        Silicon Image, Inc.*                                (a)            372,860
  10,100        Skyworks Solutions, Inc.*                                          117,766
  34,390        Xilinx, Inc.*                                       (a)          1,306,820
                                                                              ------------
                                                                                 9,049,118
                                                                              ------------
              Electronic Connectors -- 0.53%
  24,780        Amphenol Corp., Class A*                            (a)            735,966
                                                                              ------------
              Enterprise Software/Services -- 2.01%
  36,900        BEA Systems, Inc.*                                  (a)            470,844
  15,370        Informatica Corp.*                                                 132,028
  30,700        Micromuse, Inc.*                                                   239,460
  47,220        Novell, Inc.*                                       (a)            537,364
  67,270        Oracle Corp.*                                       (a)            807,913
   8,100        SAP AG -- Sponsored ADR                                            318,411
  18,530        Ultimate Software Group, Inc.*                      (a)            252,934
                                                                              ------------
                                                                                 2,758,954
                                                                              ------------
              Entertainment Software -- 1.35%
  52,690        Activision, Inc.*                                   (a)            833,556
  48,360        THQ, Inc.*                                          (a)            978,323
   5,200        Webzen, Inc. -- Sponsored ADR*                                      48,620
                                                                              ------------
                                                                                 1,860,499
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                March 31, 2004
 Shares                                                                          Market Value
-------                                                                         --------------
           U.S. Common Stock -- (continued)
             Fiduciary Banks -- 1.15%
 31,400        Bank of New York Co., Inc.                              (b)        $    989,100
  6,000        Investors Financial Services Corp.                                      247,920
 10,900        Mellon Financial Corp.                                  (b)             341,061
                                                                                  ------------
                                                                                     1,578,081
                                                                                  ------------
             Filtration/Separation Products -- 0.12%
  7,400        Pall Corp.                                                              167,906
                                                                                  ------------
             Finance - Auto Loans -- 1.16%
 36,300        Westcorp                                                              1,599,741
                                                                                  ------------
             Finance - Credit Card -- 1.73%
 31,500        Capital One Financial Corp.                             (a)(b)        2,376,045
                                                                                  ------------
             Finance - Investment Banker/Broker -- 3.72%
  5,800        Bear Stearns Companies, Inc.                                            508,544
 17,400        Citigroup, Inc.                                                         899,580
 26,900        Friedman, Billings, Ramsey Group, Inc., Class A                         726,031
  9,300        Goldman Sachs Group, Inc.                                               970,455
  3,600        Legg Mason, Inc.                                                        334,008
 11,700        Lehman Brothers Holdings, Inc.                          (b)             969,579
 12,000        Merrill Lynch & Co., Inc.                               (b)             714,720
                                                                                  ------------
                                                                                     5,122,917
                                                                                  ------------
             Finance - Mortgage Loan/Banker -- 0.22%
  3,200        Countrywide Financial Corp.                             (b)             306,880
                                                                                  ------------
             Financial Guarantee Insurance -- 0.66%
 12,400        Ambac Financial Group, Inc.                             (b)             914,872
                                                                                  ------------
             Independent Power Producer -- 0.03%
  8,200        Calpine Corp.*                                                           38,294
                                                                                  ------------
             Insurance Brokers -- 1.03%
 38,000        Willis Group Holdings Ltd.                              (a)           1,413,600
                                                                                  ------------
             Internet Application Software -- 0.08%
 17,800        BroadVision, Inc.*                                                      109,114
                                                                                  ------------
             Internet Connective Services -- 0.08%
 16,400        Redback Networks, Inc.*                                                 103,320
                                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                              March 31, 2004
  Shares                                                                       Market Value
--------                                                                      --------------
             U.S. Common Stock -- (continued)
               Internet Infrastructure Software -- 0.29%
  28,230         AsiaInfo Holdings, Inc.*                                       $    184,060
   8,100         RADWARE Ltd.*                                                       215,136
                                                                                ------------
                                                                                     399,196
                                                                                ------------
               Internet Security -- 0.35%
     900         Aladdin Knowledge Systems*                           (a)             16,839
   4,100         Internet Security Systems, Inc.*                                     72,324
  23,690         Secure Computing Corp.*                              (a)            387,332
                                                                                ------------
                                                                                     476,495
                                                                                ------------
               Investment Management/Advisory Services -- 0.87%
  31,300         Eaton Vance Corp.                                                 1,193,156
                                                                                ------------
               Life/ Health Insurance -- 0.37%
  22,100         Conseco, Inc.*                                       (b)            511,836
                                                                                ------------
               Medical - Biomedical/Genetics -- 5.99%
  71,700         Alexion Pharmaceuticals, Inc.*                       (a)          1,703,592
 334,300         Axonyx, Inc.*                                        (a)          2,182,979
  34,275         Biogen Idec, Inc.*                                   (a)          1,905,690
   5,700         Cell Genesys, Inc.*                                                  68,628
   7,200         Chiron Corp.*                                        (a)            316,872
  24,400         CYTOGEN Corp.*                                                      299,632
 146,400         Genaera Corp.*                                                      654,408
   5,120         Genzyme Corp.*                                       (a)            240,845
  73,700         LifeCell Corp.*                                      (a)            604,340
  32,000         Neurobiological Technologies, Inc.*                                 150,400
  29,800         Savient Pharmaceuticals, Inc.*                                      112,644
                                                                                ------------
                                                                                   8,240,030
                                                                                ------------
               Medical - Drugs -- 5.21%
   6,100         Angiotech Pharmaceuticals, Inc.*                                    148,901
 155,000         King Pharmaceuticals, Inc.*                          (a)          2,610,200
   8,100         Ligand Pharmaceuticals, Inc., Class B*                              162,810
  26,740         Pfizer, Inc.                                         (a)            937,237
 108,400         Serono SA--Sponsored ADR                             (a)          1,668,276
  68,600         Valeant Pharmaceuticals International                             1,637,482
                                                                                ------------
                                                                                   7,164,906
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                          March 31, 2004
 Shares                                                                    Market Value
-------                                                                   --------------
           U.S. Common Stock -- (continued)
             Medical - Generic Drugs -- 0.36%
 10,650        Barr Pharmaceuticals, Inc.*                                  $    488,835
                                                                            ------------
             Medical Products -- 0.41%
  7,860        Henry Schein, Inc.*                               (a)             561,361
                                                                            ------------
             Multi-line Insurance -- 1.43%
 10,800        Allstate Corp.                                                    490,968
 10,600        Prudential Financial, Inc.                                        474,668
 23,100        SAFECO Corp.                                                      997,227
                                                                            ------------
                                                                               1,962,863
                                                                            ------------
             Networking Products -- 1.39%
  1,500        Aeroflex, Inc.*                                   (a)              20,190
 10,100        Avici Systems, Inc.*                                              137,562
 49,520        Cisco Systems, Inc.*                              (a)           1,164,710
 14,100        Hypercom Corp.*                                                   111,954
 18,550        Juniper Networks, Inc.*                           (a)             482,486
                                                                            ------------
                                                                               1,916,902
                                                                            ------------
             Power Conversion/Supply Equipment -- 0.06%
  4,100        Advanced Energy Industries, Inc.*                 (a)              83,599
                                                                            ------------
             Property/Casualty Insurance -- 1.60%
 16,100        Chubb Corp.                                                     1,119,594
 22,580        Fidelity National Financial, Inc.                 (b)             894,168
  6,200        First American Corp.                                              188,604
                                                                            ------------
                                                                               2,202,366
                                                                            ------------
             Reinsurance -- 1.20%
 19,300        Everest Re Group Ltd.                             (a)           1,648,992
                                                                            ------------
             S & L/Thrifts - Eastern U.S. -- 2.58%
 20,600        GreenPoint Financial Corp.                        (b)             900,426
 69,666        New York Community Bancorp, Inc.                  (a)(b)        2,388,150
  5,600        People's Bank                                                     260,344
                                                                            ------------
                                                                               3,548,920
                                                                            ------------
             S & L/Thrifts - Western U.S. -- 0.35%
  4,300        Golden West Financial Corp.                                       481,385
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                             March 31, 2004
 Shares                                                                       Market Value
-------                                                                      --------------
           U.S. Common Stock -- (continued)
             Schools -- 0.45%
 10,820        DeVry, Inc.*                                         (a)       $    326,223
  9,400        Education Management Corp.*                                         299,202
                                                                              ------------
                                                                                   625,425
                                                                              ------------
             Semiconductor Components - Integrated Circuits -- 4.17%
 27,840        Analog Devices, Inc.                                 (a)          1,336,598
 51,000        Atmel Corp.*                                         (a)            331,500
 18,940        Cypress Semiconductor Corp.*                         (a)            387,702
 18,500        Integrated Device Technology, Inc.*                                 277,500
 14,430        Linear Technology Corp.                              (a)            534,199
 23,530        Marvell Technology Group Ltd.*                       (a)          1,060,026
 68,091        Taiwan Semiconductor Manufacturing Company
               Ltd. -- Sponsored ADR*                               (a)            710,870
 32,800        TriQuint Semiconductor, Inc.*                        (a)            239,440
 48,384        United Microelectronics Corp. -- Sponsored ADR*                     251,597
 85,100        Vitesse Semiconductor Corp.*                         (a)            603,359
                                                                              ------------
                                                                                 5,732,791
                                                                              ------------
             Semiconductor Equipment -- 2.70%
 81,570        Applied Materials, Inc.*                             (a)          1,743,967
  6,100        Axcelis Technologies, Inc.*                                          67,832
 23,870        Brooks Automation, Inc.*                             (a)            500,793
  4,500        KLA-Tencor Corp.*                                    (a)            226,575
 19,180        Lam Research Corp.*                                  (a)            483,528
 12,500        MKS Instruments, Inc.*                                              300,125
  6,050        Siliconware Precision Industries Co. -- Sponsored ADR*               31,036
 15,400        Teradyne, Inc.*                                      (a)            366,982
                                                                              ------------
                                                                                 3,720,838
                                                                              ------------
             Super-Regional Banks - U.S. -- 3.11%
  7,400        Bank of America Corp.                                (b)            599,252
 10,300        Huntington Bancshares, Inc.                                         228,557
  6,300        SunTrust Banks, Inc.                                 (b)            439,173
 31,100        U.S. Bancorp                                                        859,915
 24,800        Wachovia Corp.                                                    1,165,600
 17,300        Wells Fargo & Co.                                                   980,391
                                                                              ------------
                                                                                 4,272,888
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                      March 31, 2004
  Shares                                                               Market Value
---------                                                             --------------
             U.S. Common Stock -- (continued)
               Telecommunication Equipment -- 1.87%
  24,600         Andrew Corp.*                               (a)       $    430,500
  50,000         Arris Group, Inc.*                          (a)            460,000
  21,500         Avaya, Inc.*                                (a)            341,420
  17,350         Comverse Technology, Inc.*                  (a)            314,729
   6,100         NMS Communications Corp.*                                   43,676
 131,810         Nortel Networks Corp.*                      (a)            782,951
  22,200         Symmetricom, Inc.*                                         199,134
                                                                       ------------
                                                                          2,572,410
                                                                       ------------
               Telecommunication Equipment Fiber Optics -- 0.83%
  48,900         Harmonic, Inc.*                             (a)            471,885
  84,000         JDS Uniphase Corp.*                                        341,880
  37,400         MRV Communications, Inc.*                                  124,542
  80,500         Oplink Communications, Inc.*                               202,055
                                                                       ------------
                                                                          1,140,362
                                                                       ------------
               Telecommunication Services -- 0.42%
  20,840         Amdocs Ltd.*                                (a)            579,144
                                                                       ------------
               Telephone - Integrated -- 0.07%
  11,900         Primus Telecommunications Group, Inc.*                     100,079
                                                                       ------------
               Therapeutics -- 2.85%
  87,800         BioMarin Pharmaceutical, Inc.*                             660,256
  17,400         DOV Pharmaceutical, Inc.*                                  270,048
  10,000         Eyetech Pharmaceuticals, Inc.*                             332,000
 185,800         Guilford Pharmaceuticals, Inc.*             (a)          1,343,334
  47,300         ILEX Oncology, Inc.*                        (b)          1,131,416
   1,400         United Therapeutics Corp.*                                  33,362
   6,800         Vicuron Pharmaceuticals, Inc.*                             154,700
                                                                       ------------
                                                                          3,925,116
                                                                       ------------
               Transport - Services -- 0.31%
  17,655         Sirva, Inc.*                                (a)            425,839
                                                                       ------------
               Web Hosting/Design -- 0.04%
   9,180         NIC, Inc.*                                                  55,447
                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                               March 31, 2004
  Shares                                                                       Market Value
-----------                                                                  ---------------
               U.S. Common Stock -- (continued)
                 Web Portals / ISP -- 1.21%
    30,120         GigaMedia Ltd.*                                               $     41,867
    10,105         Netease.com, Inc.--Sponsored ADR*                                  503,128
    17,750         Pacific Internet Ltd.*                                             200,433
    14,850         SINA Corp.*                                                        561,776
     7,360         Yahoo!, Inc.*                                       (a)            357,622
                                                                                 ------------
                                                                                    1,664,826
                                                                                 ------------
                 Wireless Equipment -- 0.79%
    22,790         Alvarion Ltd.*                                      (a)            289,205
    14,300         Motorola, Inc.                                                     251,680
     5,100         QUALCOMM, Inc.                                                     338,742
    12,200         SpectraLink Corp.                                   (a)            207,766
                                                                                 ------------
                                                                                    1,087,393
                                                                                 ------------
                     Total Common Stock (Cost $104,595,714)                      $115,225,781
                                                                                 ------------

  Contracts
  --------
               Purchased Options -- 1.98%
               Call Options -- 1.00%
                 Electronic Components - Semiconductors -- 0.02%
       250         Advanced Micro Devices, Inc., 07/17/04, $17.00                $     31,250
                                                                                 ------------
                 Fiduciary Banks -- 0.13%
       145         Bank of New York Co., Inc., 01/21/06, $20.00                       175,450
                                                                                 ------------
                 Finance - Mortgage Loan/Banker -- 0.60%
        42         Countrywide Financial Corp., 01/22/05, $37.50                      265,335
        97         Countrywide Financial Corp., 01/22/05, $41.25                      567,644
                                                                                 ------------
                                                                                      832,979
                                                                                 ------------
                 Internet Security -- 0.02%
       160         Network Associates, Inc., 06/19/04, $17.50                          27,200
                                                                                 ------------
                 Medical - Drugs -- 0.01%
       120         IVAX Corp., 06/19/04, $25.00                                         9,000
        80         King Pharmaceuticals, Inc., 07/17/04, $20.00                         3,600
                                                                                 ------------
                                                                                       12,600
                                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                                   March 31, 2004
 Contracts                                                                          Market Value
-----------                                                                        --------------
            Purchased Options -- (continued)
              U.S. Call Options -- (continued)
                Super-Regional Banks - U.S. -- 0.21%
      94        Bank of America Corp., 01/22/05, $50.00                             $    283,880
                                                                                    ------------
              Telecommunication Equipment -- 0.01%
     160        Alcatel SA -- Sponsored ADR, 05/22/04, $17.50                              6,400
     160        Nokia Corp. -- Sponsored ADR, 05/22/04, $22.50                             4,800
                                                                                    ------------
                                                                                          11,200
                                                                                    ------------
              Web Hosting/Design -- 0.00%
     120        Macromedia, Inc., 05/22/04, $22.50                                         6,600
                                                                                    ------------
                  Total Call Options (Cost $1,150,030)                              $  1,381,159
                                                                                    ------------
            U.S. Put Options -- 0.98%
              Medical - Drugs -- 0.01%
      28        OSI Pharmaceuticals, Inc., 05/22/04, $30.00                         $      6,720
                                                                                    ------------
              Pharmacy Services -- 0.00%
      40        Accredo Health, Inc., 05/22/04, $35.00                                     3,200
                                                                                    ------------
              Registered Investment Company -- 0.96%
   1,520        Mini NDX-100 Index Tracking Stock, 09/18/04, $135.00                     912,000
   4,810        Nasdaq-100 Index Tracking Stock, 06/19/04, $34.00                        408,850
                                                                                    ------------
                                                                                       1,320,850
                                                                                    ------------
              Web Portals/ISP -- 0.01%
     115        Sohu.com, Inc., 05/22/04, $22.50                                          17,250
                                                                                    ------------
                  Total Put Options (Cost $1,653,279)                                  1,348,020
                                                                                    ------------
                  Total Purchased Options (Cost $2,803,309)                         $  2,729,179
                                                                                    ------------
                  Total Investments in Securities (Cost $107,399,023) -- 85.72%+    $117,954,960
                                                                                    ------------
                  Other Assets, Less Liabilities -- 14.28%**                          19,642,807
                                                                                    ------------
                  Net Assets -- 100.00%                                             $137,597,767
                                                                                    ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

** Includes $33,863,167 invested in a PNC Bank Money Market Account, which is 24.61% of net assets.

ADR  American Depository Receipt

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

          Schedule of Portfolio Investments (unaudited) -- (concluded)

+    Aggregate cost for Federal income tax purposes is $107,789,757.

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes for all portfolio investments is as follows:


           Excess of value over cost              $13,962,993
           Excess of cost over value               (3,797,790)
                                                   ----------
                                                 $ 10,165,203
                                                 ============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

           Schedule of Securities Sold, Not Yet Purchased (Unaudited)


                                                                March 31, 2004
 Shares                                                          Market Value
--------                                                        --------------
            Securities Sold, Not Yet Purchased -- (19.17%)
              U.S. Common Stock -- (19.17%)
                Applications Software -- (0.14%)
  4,400         Intuit, Inc.                                     $    (197,472)
                                                                 -------------
              Casino Hotels -- (0.16%)
  4,100         Harrah's Entertainment, Inc.                          (225,049)
                                                                 -------------
              Chemicals - Specialty -- (0.32%)
  8,320         Cabot Microelectronics Corp.                          (351,437)
  1,600         Minerals Technologies, Inc.                            (91,360)
                                                                 -------------
                                                                      (442,797)
                                                                 -------------
              Commercial Banks - Eastern U.S. -- (0.27%)
 13,235         Valley National Bancorp                               (370,183)
                                                                 -------------
              Commercial Banks - Southern U.S. -- (0.48%)
 18,900         BB&T Corp.                                            (667,170)
                                                                 -------------
              Commercial Services - Finance -- (0.31%)
  4,500         H&R Block, Inc.                                       (229,635)
  5,500         Paychex, Inc.                                         (195,800)
                                                                 -------------
                                                                      (425,435)
                                                                 -------------
              Common Trust Fund -- (1.69%)
 17,400         Regional Bank HOLDRs Trust                          (2,319,420)
                                                                 -------------
              Computer Services -- (0.06%)
  4,100         Electronic Data Systems Corp.                          (79,335)
                                                                 -------------
              Computers -- (0.20%)
  3,000         International Business Machines Corp.                 (275,520)
                                                                 -------------
              Computers - Memory Devices -- (0.12%)
 10,300         Seagate Technology                                    (166,139)
                                                                 -------------
              Consulting Services -- (0.11%)
  3,260         Corporate Executive Board Co.                         (153,220)
                                                                 -------------
              Data Processing/Management -- (0.33%)
  8,700         Acxiom Corp.                                          (191,052)
  5,100         First Data Corp.                                      (215,016)
  2,500         Total System Services, Inc.                            (52,675)
                                                                 -------------
                                                                      (458,743)
                                                                 -------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                   March 31, 2004
 Shares                                                             Market Value
--------                                                           --------------
            U.S. Common Stock -- (continued)
              Dental Supplies & Equipment -- (0.26%)
  5,160         Patterson Dental Co.                                 $ (354,028)
                                                                     ----------
              Diagnostic Equipment -- (0.34%)
 25,550         Immucor, Inc.                                          (462,966)
                                                                     ----------
              Diagnostic Kits -- (0.42%)
 18,300         Biosite, Inc.                                          (585,051)
                                                                     ----------
              Electronic Components - Miscellaneous -- (0.06%)
  5,260         AVX Corp.                                               (86,737)
                                                                     ----------
              Electronic Components - Semiconductors -- (0.28%)
  5,205         Cree, Inc.                                             (116,071)
 11,300         STMicroelectronics N.V.                                (266,680)
                                                                     ----------
                                                                       (382,751)
                                                                     ----------
              Electronic Design Automation -- (0.20%)
  6,100         Cadence Design Systems, Inc.                            (89,914)
  6,300         Synopsys, Inc.                                         (182,448)
                                                                     ----------
                                                                       (272,362)
                                                                     ----------
              Electronic Measuring Instruments -- (0.08%)
  3,465         National Instruments Corp.                             (109,009)
                                                                     ----------
              Electronic Parts Distribution -- (0.09%)
  4,680         Arrow Electronics, Inc.                                (119,153)
                                                                     ----------
              Enterprise Software/Services -- (0.08%)
  4,100         Business Objects S.A. -- Sponsored ADR                 (116,850)
                                                                     ----------
              Entertainment Software -- (0.19%)
  4,900         Electronic Arts, Inc.                                  (264,404)
                                                                     ----------
              Food - Confectionery -- (0.18%)
  4,100         Wm. Wrigley Jr. Co.                                    (242,392)
                                                                     ----------
              Food - Miscellaneous/Diversified -- (0.14%)
  6,100         Kraft Foods, Inc., Class A                             (195,261)
                                                                     ----------
              Hotels & Motels -- (0.45%)
 11,700         Extended Stay America, Inc.                            (226,629)
 10,890         Hilton Hotels Corp.                                    (176,962)
  5,100         Marriott International, Inc., Class A                  (217,005)
                                                                     ----------
                                                                       (620,596)
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                  March 31, 2004
 Shares                                                            Market Value
--------                                                          --------------
           U.S. Common Stock -- (continued)
             Instruments - Scientific -- (0.72%)
 16,250        Applera Corp. - Applied Biosystems Group            $    (321,425)
 16,400        Waters Corp.                                             (669,776)
                                                                   -------------
                                                                        (991,201)
                                                                   -------------
             Insurance Brokers -- (0.25%)
  8,900        Brown & Brown, Inc.                                      (344,964)
                                                                   -------------
             Medical - Biomedical/Genetics -- (1.31%)
 16,000        Affymetrix, Inc.                                         (540,000)
 10,800        EXACT Sciences Corp.                                      (83,916)
  3,000        Genencor International, Inc.                              (39,930)
  6,100        Genentech, Inc.                                          (645,502)
  1,400        Genzyme Corp.                                             (65,856)
  5,800        Invitrogen Corp.                                         (415,802)
    700        Telik, Inc.                                               (18,788)
                                                                   -------------
                                                                      (1,809,794)
                                                                   -------------
             Medical - Drugs -- (1.40%)
  7,800        Abbott Laboratories                                      (320,580)
  6,900        Angiotech Pharmaceuticals, Inc.                          (168,429)
  5,500        Bradley Pharmaceuticals, Inc.                            (138,490)
 31,600        Cubist Pharmaceuticals, Inc.                             (290,720)
  6,900        Eli Lilly & Co.                                          (461,610)
  6,810        Merck & Co., Inc.                                        (300,934)
  3,200        OSI Pharmaceuticals, Inc.                                (122,880)
  2,900        Pharmacopeia, Inc.                                        (58,348)
  1,600        Wyeth                                                     (60,080)
                                                                   -------------
                                                                      (1,922,071)
                                                                   -------------
             Medical - Hospitals -- (0.32%)
  6,100        HCA, Inc.                                                (247,782)
  4,060        Universal Health Services, Inc., Class B                 (187,044)
                                                                   -------------
                                                                        (434,826)
                                                                   -------------
             Medical - Wholesale Drug Distribution -- (0.19%)
  3,750        Cardinal Health, Inc.                                    (258,375)
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                                                                   March 31, 2004
 Shares                                                             Market Value
--------                                                           --------------
           U.S. Common Stock -- (continued)
             Medical Instruments -- (0.56%)
  3,600        Boston Scientific Corp.                             $    (152,568)
 12,900        Medtronic, Inc.                                          (615,975)
                                                                   -------------
                                                                        (768,543)
                                                                   -------------
             Medical Products -- (1.71%)
 18,600        Baxter International, Inc.                               (574,554)
  4,630        Johnson & Johnson                                        (234,834)
  5,400        Stryker Corp.                                            (478,062)
  2,200        Varian Medical Systems, Inc.                             (189,882)
 11,800        Zimmer Holdings, Inc.                                    (870,604)
                                                                   -------------
                                                                      (2,347,936)
                                                                   -------------
             Motorcycle/Motor Scooter -- (0.25%)
  6,590        Harley-Davidson, Inc.                                    (351,511)
                                                                   -------------
             Office Furnishings - Original -- (0.18%)
  9,100        Herman Miller, Inc.                                      (242,333)
                                                                   -------------
             Optical Supplies -- (0.34%)
  7,400        Alcon, Inc.                                              (468,420)
                                                                   -------------
             Publishing - Books -- (0.06%)
  3,200        Scholastic Corp.                                          (87,200)
                                                                   -------------
             Publishing - Newspapers -- (0.13%)
  3,870        Dow Jones & Co., Inc.                                    (185,412)
                                                                   -------------
             Registered Investment Company -- (2.36%)
 79,300        Financial Select Sector SPDR Fund                      (2,331,420)
 10,200        iShares Lehman 20+ Year Treasury Bond Fund               (913,410)
                                                                   -------------
                                                                      (3,244,830)
                                                                   -------------
             Semiconductor Components - Integrated
              Circuits -- (0.18%)
  8,300        Power Integrations, Inc.                                 (243,439)
                                                                   -------------
             Semiconductor Equipment -- (0.19%)
  8,170        DuPont Photomasks, Inc.                                  (190,034)
  1,600        Varian Semiconductor Equipment Associates, Inc.           (67,200)
                                                                   -------------
                                                                        (257,234)
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

    Schedule of Securities Sold, Not Yet Purchased (Unaudited) -- (concluded)

                                                             March 31, 2004
 Shares                                                       Market Value
--------                                                     ---------------
            U.S. Common Stock -- (concluded)
              Super-Regional Banks - U.S. -- (0.35%)
 21,800         Huntington Bancshares, Inc.                   $    (483,742)
                                                              -------------
              Telephone - Integrated -- (0.66%)
  4,680         ALLTEL Corp.                                       (233,485)
 10,190         BellSouth Corp.                                    (282,161)
 15,790         SBC Communications, Inc.                           (387,487)
                                                              -------------
                                                                   (903,133)
                                                              -------------
              Theaters -- (0.10%)
  6,000         Regal Entertainment Group, Class A                 (131,880)
                                                              -------------
              Therapeutics -- (0.95%)
 21,900         Amylin Pharmaceuticals, Inc.                       (518,811)
  1,500         Genta, Inc.                                         (15,750)
  7,400         Medicines Co.                                      (238,354)
  5,840         NeoPharm, Inc.                                     (109,558)
  5,100         Neurocrine Biosciences, Inc.                       (301,410)
  3,200         Onyx Pharmaceuticals, Inc.                         (129,472)
                                                              -------------
                                                                 (1,313,355)
                                                              -------------
                  Total Securities Sold, Not Yet Purchased
                    (Proceeds $25,135,615)+                   $ (26,382,242)
                                                              =============

+    Aggregate cost for Federal income tax purposes is $(24,720,603).

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes for all securities sold, not yet purchased is as follows:

            Excess of value over cost              $     713,367
            Excess of cost over value                 (2,375,006)
                                                   -------------
                                                   $  (1,661,639)
                                                   =============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                     Schedule of Written Options (Unaudited)


                                                                       March 31, 2004
 Contracts                                                              Market Value
-----------                                                            --------------
              U.S. Written Options -- (0.31%)
                Call Options -- (0.18%)
                Fiduciary Banks -- (0.01%)
     314          Bank of New York Co., Inc., 04/17/04, $32.50          $     (10,990)
     109          Mellon Financial Corp., 04/17/04, $32.50                     (3,270)
                                                                        -------------
                                                                              (14,260)
                                                                        -------------
                Finance - Credit Card -- (0.03%)
      58          Capital One Financial Corp., 06/19/04, $75.00               (29,000)
      61          Capital One Financial Corp., 06/19/04, $80.00               (17,080)
                                                                        -------------
                                                                              (46,080)
                                                                        -------------
                Finance - Investment Banker/Broker -- (0.01%)
      59          Lehman Brothers Holdings, Inc., 05/22/04, $85.00            (14,455)
                                                                        -------------
                Financial Guarantee Insurance -- (0.02%)
      64          Ambac Financial Group, Inc., 05/22/04, $70.00               (32,000)
                                                                        -------------
                S & L/Thrifts - Eastern U.S. -- (0.10%)
     219          New York Community Bancorp, Inc., 04/17/04, $30.00         (131,071)
                                                                        -------------
                Super-Regional Banks - U.S. -- (0.01%)
      63          SunTrust Banks, Inc., 05/22/04, $70.00                      (12,600)
                                                                        -------------
                Therapeutics -- 0.00%
       4          ILEX Oncology, Inc., 05/22/04, $25.00                           (80)
                                                                        -------------
                Total Call Options (Premiums $140,159)                       (250,546)
                                                                        -------------
                Put Options -- (0.13%)
                Commercial Banks - Eastern U.S. -- (0.01%)
      53          M&T Bank Corp., 04/17/04, $90.00                             (8,745)
                                                                        -------------
                Commercial Banks - Western U.S. -- (0.01%)
      81          City National Corp., 05/22/04, $60.00                       (19,440)
                                                                        -------------
                Finance - Credit Card -- (0.01%)
      68          Capital One Financial Corp., 06/19/04, $70.00               (18,020)
                                                                        -------------
                Finance - Investment Banker/Broker -- (0.01%)
      84          Merrill Lynch & Co., Inc., 04/17/04, $55.00                  (2,520)
      79          Merrill Lynch & Co., Inc., 04/17/04, $60.00                 (13,825)
                                                                        -------------
                                                                              (16,345)
                                                                        -------------
                Life/Health Insurance -- (0.01%)
     182          Conseco, Inc., 04/17/04, $22.50                              (8,190)
                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

             Schedule of Written Options (Unaudited) -- (concluded)

                                                                        March 31, 2004
 Contracts                                                               Market Value
-----------                                                           -----------------
               U.S. Put Options -- (concluded)
                 Property/Casualty Insurance -- (0.03%)
     131           Fidelity National Financial, Inc., 07/17/04, $40.00     $  (33,405)
                                                                           ----------
                 S & L/Thrifts - Eastern U.S. -- (0.02%)
     119           Astoria Financial Corp., 04/17/04, $40.00                  (26,775)
      82           GreenPoint Financial Corp., 04/17/04, $35.00                (2,050)
                                                                           ----------
                                                                              (28,825)
                                                                           ----------
                 Super-Regional Banks - U.S. -- (0.03%)
      63           SunTrust Banks, Inc., 07/17/04, $75.00                     (41,580)
                                                                           ----------
                 Total Put Options (Premiums $221,441)                       (174,550)
                                                                           ----------
                 Total Written Options (Premiums $361,600)+                $ (425,096)
                                                                           ==========

+    Aggregate cost for Federal income tax purposes is $361,600.

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes for all written options is as follows:


           Excess of value over cost                 $ 100,013
           Excess of cost over value                  (163,509)
                                                     ---------
                                                     $ (63,496)
                                                     =========


   The accompanying notes are an integral part of these financial statements.

                           [Intentionally Left Blank]

These financial statements are intended only for the information of shareholders or those who have received the prospectus for shares of Advantage Advisers Multi-Sector Fund I which contains information about the sales charges, fees and other costs.







                             Principal Distributor:
                             Oppenheimer & Co. Inc.
                                 200 Park Avenue
                                   24th Floor
                               New York, NY 10166


                [ADVANTAGE ADVISERS MULTI-SECTOR FUND I GRAPHIC]


                                   Semi-annual
                              Financial Statements
                            For the Six Months Ended
                                 March 31, 2004
                                   (Unaudited)

Item 2. Code of Ethics.

Not applicable.


Item 3. Audit Committee Financial Expert.

Not applicable.


Item 4. Principal Accountant Fees and Services.

Not applicable.


Item 5. Audit Committee of Listed registrants.

Not applicable.


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


Item 10. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not yet effective.

(b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Multi Sector Fund I
             --------------------------------------------------------

By (Signature and Title)*  /s/ Marshall Dornfeld
                           ------------------------------------------
                           Marshall Dornfeld, Chief Executive Officer
                           (principal executive officer)

Date                       May 21, 2004
      ---------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Marshall Dornfeld
                           ------------------------------------------
                           Marshall Dornfeld, Chief Executive Officer
                           (principal executive officer)

Date                       May 21, 2004
      ----------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                           -------------------------------------------
                           Alan Kaye, Chief Financial Officer
                           (principal financial officer)

Date                       May 21, 2004
      ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.